Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Time Deposits [Line Items]
Total domestic and Non-U.S	$ 66,887	$ 30,012
Time deposits in excess of $250,000	9,133	5,527
Time Deposits, Fiscal Year Maturity [Abstract]
2023	52,445
2024	12,654
2025	693
2026	255
2027	474
Thereafter	366
Total	66,887	30,012
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	$ 339	$ 153